CONCESSION ARRANGEMENTS RIGHTS - Financial assets in concession arrangements (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	$ 303,076,129
Net income from other financial instruments mandatorily at fair value through profit or loss	270,095	$ 252,355	$ 217,616
Financial assets at end of period	343,332,362	303,076,129
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	14,160,846
Financial assets at end of period	14,259,498	14,160,846
Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	258,433,837
Financial assets at end of period	290,172,863	258,433,837
Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	9,727,508	7,031,916	5,118,683
Additions or new concession arrangements	2,613,987	2,203,309	1,495,035
Collections during the year	(273,665)	(24,070)	(23,674)
Net income from other financial instruments mandatorily at fair value through profit or loss	270,095	252,355	217,616
Accrued interest	746,657	265,757	225,432
Impairment expense	(3,050)	(1,759)	(1,176)
Financial assets at end of period	13,081,532	9,727,508	7,031,916
Service concession arrangement [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	9,727,508
Financial assets at end of period	13,081,532	9,727,508
Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	2,958,385
Financial assets at end of period	3,228,480	2,958,385
Service concession arrangement [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	6,769,123
Financial assets at end of period	9,853,052	6,769,123
Gas and Energy Concession Arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	2,958,385	2,706,030	2,488,414
Net income from other financial instruments mandatorily at fair value through profit or loss	270,095	252,355	217,616
Financial assets at end of period	3,228,480	2,958,385	2,706,030
Infrastructure Concession Arrangement [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at beginning of period	6,769,123	4,325,886	2,630,269
Additions or new concession arrangements	2,613,987	2,203,309	1,495,035
Collections during the year	(273,665)	(24,070)	(23,674)
Accrued interest	746,657	265,757	225,432
Impairment expense	(3,050)	(1,759)	(1,176)
Financial assets at end of period	$ 9,853,052	$ 6,769,123	$ 4,325,886